Capital Stock - 2014 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($)							12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2014
Equity [Abstract]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Common stock value per share	$ 13.50	$ 15.00	$ 15.00	$ 22.50
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000			$ 3,649,000